Expense Example, No Redemption (Vanguard TIPS Transition Fund, USD $)	0 Months Ended
Apr. 30, 2013
Vanguard TIPS Transition Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
Vanguard TIPS Transition Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	$ 23